Leases - Additional Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Lessee, operating lease, option to extend	some of which may include options to extend the leases perpetually	some of which may include options to extend the leases perpetually
Lessee, operating lease, existence of option to extend	true	true
Lessee, operating lease, option to terminate	some of which may include options to terminate the leases within 1 year	some of which may include options to terminate the leases within 1 year
Lessee, operating lease, existence of option to terminate	true	true
Lessee, operating lease, termination lease term	1 year	1 year
Discount rate	9.00%
Minimum [Member]
Lessee, Lease, Description [Line Items]
Lessee, operating lease, remaining lease term	1 year	6 months
Maximum [Member]
Lessee, Lease, Description [Line Items]
Lessee, operating lease, remaining lease term	9 years	11 years